Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 123,979	$ 121,304
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	43,594	42,178
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill	39,082	39,082
Denali [member]
Disclosure of information for cash-generating units [line items]
Goodwill	29,542	29,542
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	4,471	3,689
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,717	3,611
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,573	$ 3,202